Long-term debt - Summary of Long Term Debt (Parenthetical) (Detail)	12 Months Ended		12 Months Ended												12 Months Ended
	Mar. 31, 2012	Aug. 31, 2012	Mar. 30, 2013 Capital leasing arrangements [Member]	Mar. 31, 2012 Capital leasing arrangements [Member]	Mar. 30, 2013 Term Loan From Investissement Of Quebec Prime Plus Five Point Five Percent [Member] USD ($) Installment	Mar. 30, 2013 Term Loan From Investissement Of Quebec Prime Plus Five Point Five Percent [Member] CAD	Mar. 31, 2012 Term Loan From Investissement Of Quebec Prime Plus Five Point Five Percent [Member] USD ($) Installment	Mar. 31, 2012 Term Loan From Investissement Of Quebec Prime Plus Five Point Five Percent [Member] CAD	Mar. 30, 2013 Revolving credit facility [Member] Senior Subordinated Loans [Member]	Mar. 31, 2012 Revolving credit facility [Member] Senior Subordinated Loans [Member]	Mar. 30, 2013 Cash contribution [Member]	Mar. 31, 2012 Cash contribution [Member]	Mar. 30, 2013 Term Loan From Investissement Of Quebec Prime Plus Three Point Five Percent [Member]	Mar. 31, 2012 Term Loan From Investissement Of Quebec Prime Plus Three Point Five Percent [Member]	Mar. 30, 2013 Repayment period one [Member] Term Loan From Investissement Of Quebec Prime Plus Three Point Five Percent [Member] USD ($)	Mar. 30, 2013 Repayment period one [Member] Term Loan From Investissement Of Quebec Prime Plus Three Point Five Percent [Member] CAD	Mar. 31, 2012 Repayment period one [Member] Term Loan From Investissement Of Quebec Prime Plus Three Point Five Percent [Member] USD ($)	Mar. 31, 2012 Repayment period one [Member] Term Loan From Investissement Of Quebec Prime Plus Three Point Five Percent [Member] CAD	Mar. 30, 2013 Repayment period two [Member] Term Loan From Investissement Of Quebec Prime Plus Three Point Five Percent [Member] USD ($)	Mar. 30, 2013 Repayment period two [Member] Term Loan From Investissement Of Quebec Prime Plus Three Point Five Percent [Member] CAD	Mar. 31, 2012 Repayment period two [Member] Term Loan From Investissement Of Quebec Prime Plus Three Point Five Percent [Member] USD ($)	Mar. 31, 2012 Repayment period two [Member] Term Loan From Investissement Of Quebec Prime Plus Three Point Five Percent [Member] CAD	Mar. 30, 2013 Land and Building [Member] Capital leasing arrangements [Member] USD ($)	Mar. 30, 2013 Land and Building [Member] Capital leasing arrangements [Member] CAD	Mar. 31, 2012 Land and Building [Member] Capital leasing arrangements [Member] USD ($)	Mar. 31, 2012 Land and Building [Member] Capital leasing arrangements [Member] CAD
Proforma Debt Instrument [Line Items]
Secured long term debt		9.50%							9.50%	9.50%
Sale Leaseback transaction implicit annual interest																							10.74%	10.74%	10.74%	10.74%
Capital repayment period															20 months	20 months	20 months	20 months	40 months	40 months	40 months	40 months
Secured long term debt		6.50%							6.50%	6.50%
Capital Repayment amount															$ 34,462	35,000	$ 34,462	35,000
Line of Credit Facility Expiration Date	Jun. 30, 2015								Jun. 30, 2015	Jun. 30, 2015
Capital lease period									4 years	4 years													20 years	20 years	20 years	20 years
Repayments Of Debt And Capital Lease Obligations																							165,185	167,762	165,185	167,762
Annual rate of prime plus					5.50%	5.50%	5.50%	5.50%					3.50%	3.50%
Number of installments					48	48	48	48
Capital repayments					205,133	208,333	205,133	208,333											54,155	55,000	54,155	55,000
Debt Instrument Interest Rate Stated Percentage Rate Range Minimum			6.00%	6.00%
Balance of term loan						7,708,000		10,000,000
Outstanding amount of repayment																				660,000		1,320,000		13,981,000		14,333,000
Debt Instrument Interest Rate Stated Percentage Rate Range Maximum			10.00%	10.00%
Interest on Cash advances											11.00%	11.00%